OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER RECEIVABLES AND PREPAID EXPENSES

NOTE 5 — OTHER RECEIVABLES AND PREPAID EXPENSES

	DECEMBER 31,
	2011	2010

Prepaid expenses	$2,113	$2,091
Government participation and other government receivables	426	248
Employees	125	53
Other	179	403
	$2,843	$2,795

Other receivables and prepaid expenses – Short term	$2,610	$2,431
Other receivables and prepaid expenses – Long term	233	364
	$2,843	$2,795